UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment            [_]  Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Addison Clark Offshore Fund, Ltd.
Address:      c/o Goldman Sachs (Cayman) Trust, Limited
              Gardenia Court
              45 Market Street
              P.O. Box 896
              Camana Bay
              Grand Cayman KY1-1103
              Cayman Islands


Form 13F File Number: 028-10547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:            Terence M. Hogan
Title:           Director
Phone:           (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan          Westport, Connecticut          February 14, 2013
--------------------        --------------------------      --------------------
     [Signature]                  [City, State]                    [Date]

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:


Form 13F File Number              Name
--------------------              --------------------------------
028-10375                         Addison Clark Management, L.L.C.